Related Party Transactions - Transactions with Related Parties (Details) - Tradeweb Markets LLC - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor
Related Party Transactions
Interest income from money market funds invested and savings deposited	$ 17,000
Successor | Refinitiv | Shared Services
Related Party Transactions
Related party expense	1,075,000
Successor | Refinitiv | Market Data License Agreements
Related Party Transactions
Related party revenue	13,467,000
Successor | Refinitiv | Operating Expense Reimbursement
Related Party Transactions
Related party expense	3,837,000
Successor | Banks
Related Party Transactions
Interest income from money market funds invested and savings deposited	17,000
Successor | Banks | Transaction, subscription and other fees
Related Party Transactions
Related party revenue	$ 90,845,000
Predecessor
Related Party Transactions
Interest income from money market funds invested and savings deposited		$ 34,000	$ 40,000	$ 80,000
Predecessor | TR | Shared Services
Related Party Transactions
Related party expense		3,225,000	4,300,000	4,300,000
Predecessor | TR | Market Data License Agreements
Related Party Transactions
Related party revenue		36,851,000	50,125,000	50,564,000
Predecessor | TR | Operating Expense Reimbursement
Related Party Transactions
Related party expense		28,736,000	38,361,000	34,350,000
Predecessor | Banks
Related Party Transactions
Interest income from money market funds invested and savings deposited		34,000	40,000	80,000
Predecessor | Banks | Transaction, subscription and other fees
Related Party Transactions
Related party revenue		$ 211,234,000	$ 232,436,000	$ 211,743,000